Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	mist9_SupplementTextblock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED MARCH 8, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012

DREMAN SMALL CAP VALUE PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Dreman Small Cap Value Portfolio (the “Portfolio”) from Dreman Value Management, LLC (“Dreman”) to J.P. Morgan Investment Management Inc. (“JPMIM”) to be effective April 29, 2013, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and JPMIM. Effective April 29, 2013, the name of the Portfolio will change to JPMorgan Small Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to Dreman will change to JPMIM. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Dreman and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective April 29, 2013:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Long-term capital growth.

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.92%	1.17%
Contractual Fee Waiver*, **	0.09%	0.09%

Net Annual Portfolio Operating Expenses*	0.83%	1.08%

*	The expense information in the table has been restated to reflect current fees.
**	MetLife Advisers has contractually agreed, for the period from April 29, 2013 through April 27, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.750% of the first $50 million of the Portfolio’s average daily net assets, plus 0.700% of such assets over $50 million up to $100 million, plus 0.675% of such assets over $100 million. This arrangement may be modified or discontinued prior to April 27, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$85	$111
3 Years	$285	$365
5 Years	$502	$638
10 Years	$1,127	$1,419

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. (“JPMIM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in equity securities of small cap companies. The Portfolio defines small cap companies as companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. As of December 31, 2012, the market capitalization of the companies in the Russell 2000 Value Index ranged from approximately $44 million to approximately $4.7 billion. In reviewing investment opportunities for the Portfolio, JPMIM uses a value-oriented approach. In implementing its principal investment strategies, the Portfolio’s equity investments are primarily in common stocks and real estate investment trusts.

The Portfolio may use derivative instruments as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process

In managing the Portfolio, JPMIM employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold a security if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

The risk disclosures in the section entitled “Primary Risks” are deleted in their entirety and replaced with the following:

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the second paragraph in the section entitled “Past Performance” is deleted in its entirety, and the third paragraph in the section is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective April 29, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers using different investment objectives and investment strategies than those of the Portfolio. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Dreman Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist9_SupplementTextblock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED MARCH 8, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012

DREMAN SMALL CAP VALUE PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Dreman Small Cap Value Portfolio (the “Portfolio”) from Dreman Value Management, LLC (“Dreman”) to J.P. Morgan Investment Management Inc. (“JPMIM”) to be effective April 29, 2013, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and JPMIM. Effective April 29, 2013, the name of the Portfolio will change to JPMorgan Small Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to Dreman will change to JPMIM. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Dreman and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective April 29, 2013:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Long-term capital growth.

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.92%	1.17%
Contractual Fee Waiver*, **	0.09%	0.09%

Net Annual Portfolio Operating Expenses*	0.83%	1.08%

*	The expense information in the table has been restated to reflect current fees.
**	MetLife Advisers has contractually agreed, for the period from April 29, 2013 through April 27, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.750% of the first $50 million of the Portfolio’s average daily net assets, plus 0.700% of such assets over $50 million up to $100 million, plus 0.675% of such assets over $100 million. This arrangement may be modified or discontinued prior to April 27, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$85	$111
3 Years	$285	$365
5 Years	$502	$638
10 Years	$1,127	$1,419

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. (“JPMIM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in equity securities of small cap companies. The Portfolio defines small cap companies as companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. As of December 31, 2012, the market capitalization of the companies in the Russell 2000 Value Index ranged from approximately $44 million to approximately $4.7 billion. In reviewing investment opportunities for the Portfolio, JPMIM uses a value-oriented approach. In implementing its principal investment strategies, the Portfolio’s equity investments are primarily in common stocks and real estate investment trusts.

The Portfolio may use derivative instruments as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process

In managing the Portfolio, JPMIM employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold a security if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

The risk disclosures in the section entitled “Primary Risks” are deleted in their entirety and replaced with the following:

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the second paragraph in the section entitled “Past Performance” is deleted in its entirety, and the third paragraph in the section is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective April 29, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers using different investment objectives and investment strategies than those of the Portfolio. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 27, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, and that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	J.P. Morgan Investment Management Inc. (“JPMIM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in equity securities of small cap companies. The Portfolio defines small cap companies as companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. As of December 31, 2012, the market capitalization of the companies in the Russell 2000 Value Index ranged from approximately $44 million to approximately $4.7 billion. In reviewing investment opportunities for the Portfolio, JPMIM uses a value-oriented approach. In implementing its principal investment strategies, the Portfolio’s equity investments are primarily in common stocks and real estate investment trusts.

The Portfolio may use derivative instruments as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process

		In managing the Portfolio, JPMIM employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold a security if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

		Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective April 29, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers using different investment objectives and investment strategies than those of the Portfolio. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.
Dreman Small Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	1,127
Dreman Small Cap Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,419

[1]	MetLife Advisers has contractually agreed, for the period from April 29, 2013 through April 27, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.750% of the first $50 million of the Portfolio's average daily net assets, plus 0.700% of such assets over $50 million up to $100 million, plus 0.675% of such assets over $100 million. This arrangement may be modified or discontinued prior to April 27, 2014, only with the approval of the Board of Trustees of the Portfolio.
[2]	The expense information in the table has been restated to reflect current fees.